Jon-Luc Dupuy Vice President and Senior Counsel State Street 4 Copley Place CPH 0326 Boston, MA 02116 617-662-1744 617-662-3805 (fax) jdupuy@statestreet.com

January 3, 2012

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Equity Trust (the “Trust”)
Securities Act File No. 33-25378
Investment Company Act File No. 811-05684

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in the Post-Effective Amendment No. 44 that was filed electronically on December 29, 2011.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 662-1744.

Very truly yours,

/s/ Jon-Luc Dupuy
Jon-Luc Dupuy
Vice President and Senior Counsel
State Street Bank and Trust Company

Enclosures